UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2010
                                               -------------------
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TRG Management LP
              -----------------------------------
Address:      280 Park Avenue, 27th Floor
              -----------------------------------
              New York, New York 10017
              -----------------------------------

Form 13F File Number: 028-11909
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Guido Mosca
       ----------------------------------
Title:   Director of Portfolio Management
       ----------------------------------
Phone:   (212) 984-2900
       ----------------------------------

Signature, Place, and Date of Signing:

  /s/ Guido Mosca                   New York, NY            February 11, 2011
---------------------------    ------------------------   ---------------------
         [Signature]                [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                                 -----------------
Form 13F Information Table Entry Total:            33
                                                 -----------------
Form 13F Information Table Value Total:            $123,107
                                                 -----------------



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                      FORM 13F INFORMATION TABLE


     COLUMN 1         COLUMN 2     COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6     COLUMN 7          COLUMN 8
                      TITLE OF                  VALUE     SHRS OR      SH/   PUT/   INVESTMENT     OTHER        VOTING AUTHORITY
  NAME OF ISSUER       CLASS        CUSIP     (X$1000)    PRN AMT      PRN   CALL   DISCRETION    MANAGERS    SOLE     SHARED  NONE
------------------ -------------- ---------- ----------- ------------ ------ ----- ------------ ----------- ---------- ------ ------
AMERICA MOVIL SAB
DE CV              SPON ADR L SHS  02364W105     5734      100000      SH              SOLE                   100000     0       0
BANCO SANTANDER
BRASIL S A         ADS REP 1 UNIT  05967A107      160       11800      SH              SOLE                    11800     0       0
BRASIL TELECOM SA  SPONS ADR PFD   10553M101      487       22200      SH              SOLE                    22200     0       0
CENTRAIS ELETRICAS
BRASILEIR          SPONSORED ADR   15234Q207      480       34900      SH              SOLE                    34900     0       0
COMPANHIA DE
BEBIDAS DAS AME    SPON ADR PFD    20441W203      158        5100      SH              SOLE                     5100     0       0
COMPANHIA DE
SANEAMENTO BASI    SPONSORED ADR   20441A102      169        3200      SH              SOLE                     3200     0       0
COMPANHIA
ENERGETICA DE MINA SP ADR N-V PFD  204409601      161        9700      SH              SOLE                     9700     0       0
COMPANHIA
PARANAENSE ENERG C SPON ADR PFD    20441B407      164        6500      SH              SOLE                     6500     0       0
GAFISA S A         SPONS ADR       362607301      328       22600      SH              SOLE                    22600     0       0
GRUPO FINANCIERO
GALICIA S A        SP ADR 10 SH B  399909100      383       25000      SH              SOLE                    25000     0       0
HOME INNS &
HOTELS MGMT INC    SPON ADR        43713W107      205        5000      SH              SOLE                     5000     0       0
ISHARES INC        MSCI BRAZIL     464286400      325        4200      SH              SOLE                     4200     0       0
ISHARES INC        MSCI MEX INVEST 464286822     2800       45222      SH              SOLE                    45222     0       0
ISHARES TR         MSCI EMERG MKT  464287234    20953      440000      SH              SOLE                   440000     0       0
ISHARES TR         MSCI EMERG MKT  464287234    14286      300000      SH    CALL      SOLE                   300000     0       0
ISHARES TR         MSCI EMERG MKT  464287234    43810      920000      SH    PUT       SOLE                   920000     0       0
JA SOLAR HOLDINGS
CO LTD             SPON ADR        466090107      594       85800      SH              SOLE                    85800     0       0
KB FINANCIAL GROUP
INC                SPONSORED ADR   48241A105      159        3000      SH              SOLE                     3000     0       0
KT CORP            SPONSORED ADR   48268K101      464       22300      SH              SOLE                    22300     0       0
LDK SOLAR CO LTD   SPONSORED ADR   50183L107      608       60100      SH              SOLE                    60100     0       0
MARKET VECTORS
ETF TR             RUSSIA ETF      57060U506     4432      116900      SH              SOLE                   116900     0       0
MARKET VECTORS
ETF TR             RUSSIA ETF      57060U506    15354      405000      SH    CALL      SOLE                   405000     0       0
NORTHERN DYNASTY
MINERALS LT        COM NEW         66510M204      286       20000      SH              SOLE                    20000     0       0
SK TELECOM LTD     SPONSORED ADR   78440P108      466       25000      SH              SOLE                    25000     0       0
SOLARFUN POWER
HOLDINGS CO L      SPONSORED ADR   83415U108      632       77400      SH              SOLE                    77400     0       0
STERLITE INDS
INDIA LTD          ADS             859737207      509       30800      SH              SOLE                    30800     0       0
SUNTECH PWR HLDGS
CO LTD             ADR             86800C104      152       19000      SH              SOLE                    19000     0       0
TATA MTRS LTD      SPONSORED ADR   876568502      156        5300      SH              SOLE                     5300     0       0
TELE NORTE LESTE
PART S A           SPON ADR PFD    879246106      159       10800      SH              SOLE                    10800     0       0
TELEFONOS DE
MEXICO S A B       SPON ADR ORD L  879403780     1453       90000      SH              SOLE                    90000     0       0
TRINA SOLAR
LIMITED            SPON ADR        89628E104      635       27100      SH              SOLE                    27100     0       0
VANGUARD INTL
EQUITY INDEX F     EMR MKT ETF     922042858     4815      100000      SH              SOLE                   100000     0       0
VIVO PARTICIPACOES SPON ADR
S A                PFD NEW         92855S200     1630       50000      SH              SOLE                    50000     0       0